Short-term Investments	12 Months Ended
Dec. 31, 2017
Short-term Investments
Short-term Investments

6. Short-term Investments

	December 31,
	2017	2016
	(in US$'000)
Bank deposits maturing over three months (note)
Denominated in:
US$	272,659	24,270
HK$	372	—

	273,031	24,270

Note:

The weighted average effective interest rate on bank deposits for the years ended December 31, 2017 and 2016 was 1.32% and 0.71% per annum respectively (with maturity ranging from 91 to 183 days, and 91 to 186 days respectively).